Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes
15.	Income Taxes

The domestic and foreign components of income (loss) before provision for income taxes were as follows:

	2021	2020	2019
Domestic	$(301)	$12,837	$(29,247)
Foreign	(227)	(740)	(8,030)
Total (loss) income before income taxes	$(528)	$12,097	$(37,277)

The provision (benefit) for income taxes consisted of the following:

	Year Ended December 31,
	2021	2020	2019
Current (benefit) / provision
Federal	$(16)	$(16)	$(7)
State	112	188	20
Foreign	1,666	657	(370)
Total current (benefit) / provision	$1,762	829	$(357)
Deferred (benefit) / provision
Federal	$(23,020)	$7	$1
State	(2,682)	4	7
Foreign	(2,464)	101	(9)
Total deferred (benefit) / provision	$(28,166)	112	$(1)
Total (benefit) / provision
Federal	$(23,036)	$(9)	$(6)
State	(2,570)	192	27
Foreign	(798)	758	(379)
Total (benefit) / provision	$(26,404)	$941	$(358)

A reconciliation of the U.S. federal statutory income tax rate of 21% for the years ended December 31, 2021, 2020 and 2019 to the Company’s effective tax rate is as follows:

	Year Ended December 31,
	2021	2020	2019
Income tax (benefit) provision at the U.S. federal statutory rate	$(111)	$2,540	$(7,828)
State income taxes	(519)	323	(543)
Permanent differences	292	(53)	521
Change in valuation allowance	(18,572)	(3,720)	6,258
Effect of foreign operations	(825)	325	373
Stock-based compensation	(838)	198	478
Transaction costs	1,262	—	—
Derivative liability	(6,612)	—	—
Effect of change in tax rates	(835)	(253)	(320)
Sale of foreign subsidiary	—	1,323	—
Research & development tax credits	(501)	(253)	(922)
Foreign currency translation & transactions	254	144	33
Prior period adjustments	—	230	1,210
Other	601	137	382
Total provision (benefit) for income taxes	$(26,404)	$941	$(358)

For the years ended December 31, 2021, 2020 and 2019, the Company’s effective tax rate was 5,000.8%, 7.8% and 1.0% respectively.For the year ended December 31, 2021, the Company’s effective tax rate differed from the U.S. federal statutory income tax rate of 21% primarily related to the partial release of the Company’s U.S. valuation allowance as a result of certain business combinations consummated during 2021. The Company recorded excess deferred tax liabilities related to the business combinations which provided a source of future taxable income to support partial realization of the Company’s pre-existing deferred tax assets. The income tax benefit related to the change in valuation allowance was offset by an income tax provision for foreign taxes. For the years ended December 31, 2020 and 2019, the Company’s effective tax rate differed from the U.S. federal statutory income tax rate of 21% primarily due to a valuation allowance against net deferred tax assets that were not realizable on a more-likely-than-not basis.

On March 27, 2020, the U.S. government enacted the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act. The CARES Act included several measures to assist companies including temporary changes to income and non-income based tax laws. Several significant tax-related provisions of the CARES Act included (1) allowing net operating loss (NOL) carryforwards originating in 2018, 2019 or 2020 to be carried back to the prior five tax years, (2) eliminating the 80% taxable income limitation by allowing corporate entities to fully utilize NOL carryforwards to offset taxable income in 2018, 2019 or 2020, (3) increasing the net interest expense deduction limitation to 50% of adjusted taxable income from 30% for the 2019 and 2020 tax years, (4) allowing taxpayers with alternative minimum tax credits to claim a refund in 2020 for the entire amount of the credit instead of recovering the credit through refunds over a period of years and (5) allowing companies to deduct more of their cash charitable contributions paid during calendar year 2020 by increasing the taxable income limitation to 25% from 10%. The income tax provisions of the CARES Act had limited applicability to the Company and did not have a material impact on the Company’s consolidated financial statements.

Significant components of deferred tax assets and liabilities as of were as follows:

	Year Ended December 31,
	2021	2020
Deferred tax assets
Net operating loss carryforwards	$93,592	$79,475
Accruals	3,503	2,879
Stock-based compensation	6,380	2,841
Bad debt	241	262
Deferred rent	4,167	5,043
Interest expense	735
Other	691	1,185
Total deferred tax asset	$109,309	$91,685
Valuation allowance	(66,848)	(83,978)
Net deferred tax asset	$42,461	$7,707

Deferred tax liabilities
Deferred state income tax	(1,596)	(2,087)
Depreciation and amortization	(1,905)	(1,720)
Intangible assets	(37,352)	(3,905)
Total deferred tax liability	$(40,853)	$(7,712)
Net deferred tax asset (liability)	$1,608	$(5)

Net deferred tax assets are included within prepaid and other assets and net deferred tax liabilities are included within other liabilities on the Company’s consolidated balance sheets.

In assessing the realizability of its deferred tax assets, the Company considered whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. Based upon the weight of available evidence, the Company concluded it is more likely than not that it will not be able to realize its U.S. deferred tax assets and therefore has maintained a full valuation allowance on its U.S. deferred tax assets. In addition, the Company maintains a valuation allowance against certain deferred tax assets in the UK, Spain, Japan and Canada. The Company’s valuation allowance decreased by approximately $17.1 million in 2021.

As of December 31, 2021, the Company has U.S. federal and state net operating losses of approximately $314.5 million and $11.3 million, respectively. Of the $314.5 million of U.S. federal net operating losses, $201.5 million expire in tax year beginning 2030 through 2039 if not utilized and $113.0 that has an indefinite lived carryforward period. The $11.3 million of state net operating losses will expire in tax years beginning in 2025 to 2041 if not utilized. As of December 31, 2021, the Company has foreign net operating loss carryforwards of $29.2 million which will begin to expire in 2026. Utilization of net operating losses and tax credit carryforwards are subject to certain limitations under Section 382 of the Internal Revenue Code of 1986, as amended, in the event of a change in the Company’s ownership, as defined in current income tax regulations.

As of December 31, 2021, the Company has deferred interest expense carryforwards under IRC Section 163(j) of $3.2 million which may be carried forward indefinitely but only available to offset 30% of tax adjusted EBIT. In addition, the Company had federal research and development tax credits of approximately $8.1 million, which expire in the tax years beginning in 2032 through 2041, if not utilized.

Notwithstanding the current taxation of certain foreign subsidiaries under GILTI and one-time transition taxation enacted as part of the Tax Cut and Jobs Act, the Company intends to continue to reinvest its foreign earnings indefinitely outside the U.S. If these future earnings are repatriated to the U.S., or if the Company determines that such earnings will be remitted in the foreseeable future, the Company may be required to accrue U.S. deferred taxes (if any) and applicable withholding taxes. It is not practicable to estimate the tax impact of the reversal of the outside basis difference, or the repatriation of cash due to the complexity of its hypothetical calculation.

The Company applies the applicable authoritative guidance which prescribes a comprehensive model in which a company should recognize, measure, present and disclose in its financial statements all material uncertain tax positions that the Company has taken or expects to take on a tax return. The Company recognizes interest and penalties related to income tax positions taken on the Company’s tax returns in income tax expense in the consolidated statements of operations. As of December 31, 2021, the Company recorded an uncertain tax position of $nil including interest and penalties related to state taxes. As of December 31, 2020 and 2019, the Company had no uncertain tax positions.

The Company, or one of its subsidiaries, files its tax returns in the U.S. and certain state and foreign income tax jurisdictions with varying statute of limitations. The earliest years’ tax returns filed by the Company that are still subject to examination by the tax authorities in the major jurisdictions are as follows:

Years
United States	2017
United Kingdom	2020
Japan	2016
Canada	2018